Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222695
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%	3.79%
Without Sales Load [Member] | C000222694
Average Annual Return [Line Items]
Average Annual Return, Percent	23.11%	3.99%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	4.37%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	4.37%